OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 1) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Beginning period of lease liability	$ 72,903	$ 90,028
Lease payment- base rent portion	(28,056)	(26,745)
Lease liability - accretion expense	7,360	9,620
Ending period of lease liability	52,207	72,903
Current portion	23,443	20,696
Long term portion	$ 28,764	$ 52,207